GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 153,801		$ 295,401	$ 72,358
Working capital	4,140,255		3,368,080
Accumulated deficit	12,002,683		11,217,600	8,753,668
Proceeds from issuance of convertible debt			1,467,000
Private placements			680,000
Proceeds from issuance of debt				2,165,000
Accrued interest				2,020,323
Proceeds from the issuance of common stock				600,000
Proceeds from equity	50,000
Proceeds from issuance of convertible debt		$ 1,380,960	$ 1,380,960	$ 1,165,000